Note 18 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net Income	$ 1,467,000	$ 1,498,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	192,000	184,000
Stock-based compensation expense	314,000	300,000
Net cash provided by operating activities	(420,000)	2,308,000
Investing Activities
Purchase of property and equipment	(450,000)	(80,000)
Net cash used in investing activities	(22,486,000)	(40,325,000)
Financing Activities
Dividends paid	(364,000)	(283,000)
Purchase of treasury stock	(347,000)	(17,000)
Proceeds from the reissuance of treasury stock	94,000	92,000
Proceeds from the exercise of stock options	206,000	190,000
Net cash used in financing activities	21,516,000	30,111,000
Net Increase in Cash and Cash Equivalents	(1,390,000)	(7,906,000)
Cash and Cash Equivalents-Beginning of Year	9,300,000	17,206,000
Cash and Cash Equivalents-End of Year	7,910,000	9,300,000
Parent Company [Member]
Operating Activities
Net Income	1,467,000	1,498,000
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income in subsidiary	(1,246,000)	(1,550,000)
Depreciation expense	38,000	35,000
Stock-based compensation expense	314,000	300,000
Decrease (Increase) in other assets	(13,000)	(92,000)
(Decrease) Increase in other liabilities	(5,000)	3,000
Net cash provided by operating activities	555,000	194,000
Investing Activities
Purchase of property and equipment	(139,000)	(46,000)
Net cash used in investing activities	(139,000)	(46,000)
Financing Activities
Dividends paid	(364,000)	(283,000)
Purchase of treasury stock	(347,000)	(17,000)
Proceeds from the reissuance of treasury stock	94,000	92,000
Proceeds from the exercise of stock options	206,000	190,000
Net cash used in financing activities	(411,000)	(18,000)
Net Increase in Cash and Cash Equivalents	5,000	130,000
Cash and Cash Equivalents-Beginning of Year	206,000	76,000
Cash and Cash Equivalents-End of Year	$ 211,000	$ 206,000